Average Annual Total Returns - Managed Futures Strategy HV Fund	I OneYear	I FiveYear	I Since Inception	I Inception Date	I Return After Taxes on Distributions OneYear	I Return After Taxes on Distributions FiveYear	I Return After Taxes on Distributions Since Inception	I Return After Taxes on Distributions and Sale of Fund Shares OneYear	I Return After Taxes on Distributions and Sale of Fund Shares FiveYear	I Return After Taxes on Distributions and Sale of Fund Shares Since Inception	I ICE BofAML US 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes) OneYear	I ICE BofAML US 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes) FiveYear	I ICE BofAML US 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes) Since Inception	N OneYear	N FiveYear	N Since Inception	N Inception Date	N ICE BofAML US 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes) OneYear	N ICE BofAML US 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes) FiveYear	N ICE BofAML US 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes) Since Inception	R6 OneYear	R6 FiveYear	R6 Since Inception	R6 Inception Date	R6 ICE BofAML US 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes) OneYear	R6 ICE BofAML US 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes) FiveYear	R6 ICE BofAML US 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	(0.65%)	(5.86%)	(0.83%)	Jul. 16, 2013	(4.28%)	(6.87%)	(2.41%)	(0.46%)	(4.73%)	(1.15%)	0.67%	1.20%	0.82%	(0.80%)	(6.09%)	(1.08%)	Jul. 16, 2013	0.67%	1.20%	0.82%	(0.49%)	(5.76%)	(1.41%)	Sep. 02, 2014	0.67%	1.20%	0.95%